Related Party Transactions - Additional Information (Details) - CNY (¥)		1 Months Ended		5 Months Ended	12 Months Ended
	Mar. 14, 2020	Jan. 31, 2022	Apr. 30, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	May 31, 2021	Nov. 30, 2020	Mar. 30, 2020	Mar. 05, 2020
RELATED PARTY TRANSACTIONS
Amounts due to a related party						¥ 631,000
Related parties debt extended maturity period						2021-09
ApplySquare Education & Technology Co., Ltd. ("ApplySquare")
RELATED PARTY TRANSACTIONS
Expense incurred and paid to related party					¥ 50,913
Expense recorded and paid to related party					¥ 275,967
ApplySquare Education & Technology Co., Ltd. ("ApplySquare") | Subsequent Event
RELATED PARTY TRANSACTIONS
Related party contract value to develop sales delivering services and data services		¥ 6,500,000
Number of years charge of data and system maintenance services		1 year
Affiliate Company | Purchase of Online Educational Platform Services
RELATED PARTY TRANSACTIONS
Cost of revenues						¥ 115,968
CEO, Director, Shareholder, and Mr. Xiaofeng Ma
RELATED PARTY TRANSACTIONS
Amounts due to a related party										¥ 431,000
CEO, Director, Shareholder, and Mr. Xiaofeng Ma | Muhua Shangce
RELATED PARTY TRANSACTIONS
Amounts due to a related party									¥ 200,000
Mr. Xiaofeng Ma | Muhua Shangce
RELATED PARTY TRANSACTIONS
Amounts due to a related party						¥ 500,000	¥ 700,000	¥ 500,000
Related party interest rate terms					fourteen-month interest free	ten-month interest-free
Related party transactions derecognized					¥ 1,200,000
Mr. Xiaofeng Ma | Joint Liability Guarantee | Muhua Shangce
RELATED PARTY TRANSACTIONS
Related party debt			¥ 3,000,000.0
Annual interest rate			4.35%
Shanghai Aixue Culture Communication Co., Ltd. | President | Huanqiuyimeng
RELATED PARTY TRANSACTIONS
Expenses prepaid on behalf of related party	¥ 672,254			¥ 1,038,494
Payment made from related party's operating expenses	¥ 483,902			1,037,126
Due from related parties				¥ 1,368